NATIONWIDE MUTUAL FUNDS
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund (formerly, Nationwide Ziegler NYSE Arca Tech 100 Index Fund)
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

Supplement dated June 17, 2021
to the Prospectus dated March 1, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide NYSE Arca Tech 100 Index Fund (formerly, Nationwide Ziegler NYSE Arca Tech 100 Index Fund)

Effective June 30, 2021, the Prospectus is amended as follows:

1.	The table under the section entitled “Portfolio Managers” on page 18 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
Marlene Walker Smith	Director, Head of Equity Index Portfolio Management	Since 2020
David France, CFA	Vice President, Senior Portfolio Manager of Equity Index Portfolio Management	Since 2020
Todd Frysinger, CFA	Vice President, Senior Portfolio Manager of Equity Index Portfolio Management	Since 2020
Vlasta Sheremeta, CFA	Vice President, Senior Portfolio Manager of Equity Index Portfolio Management	Since 2020
Michael Stoll	Vice President, Senior Portfolio Manager of Equity Index Portfolio Management	Since 2020

2.	The information under the heading “Nationwide NYSE Arca Tech 100 Index Fund” on page 40 of the Prospectus is deleted in its entirety and replaced with the following:

Marlene Walker Smith; David France, CFA; Todd Frysinger, CFA; Vlasta Sheremeta, CFA, and Michael Stoll are jointly and primarily responsible for the day-to-day management of the Fund.

Ms. Smith is a Director and Head of Equity Index Portfolio Management. She has been employed by Mellon since 1995.

Mr. France is a Vice President, Senior Portfolio Manager of Equity Index Portfolio Management. He has been employed by Mellon since 2009.

Mr. Frysinger is a Vice President, Senior Portfolio Manager of Equity Index Portfolio Management. He has been employed by Mellon since 2007.

Ms. Sheremeta is a Vice President, Senior Portfolio Manager of Equity Index Portfolio Management. She has been employed by Mellon since 2011.

Mr. Stoll is a Vice President, Senior Portfolio Manager of Equity Index Portfolio Management. He has been employed by Mellon since 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE